ALPINE SMALL CAP FUND
A SERIES OF ALPINE SERIES TRUST

SUPPLEMENT DATED JULY 18, 2017
TO THE PROSPECTUS DATED FEBRUARY 28, 2017 AND THE
STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2017

The following language replaces the section of the Prospectus titled “Management – Portfolio Managers”:

Portfolio Manager

Mr. Samuel Lieber, Chief Executive Officer of the Adviser, Mr. Stephen Lieber, Portfolio Manager of the Adviser, and Ms. Sarah Hunt, Portfolio Manager of the Adviser, are the co-portfolio managers, primarily responsible for the investment decisions of the Fund. Ms. Sarah Hunt has managed the Fund since May 16, 2017. Mr. Samuel Lieber and Mr. Stephen Lieber have managed the Fund since July 18, 2017.

The following language replaces the applicable disclosure of the section of the Prospectus titled “Management of the Funds – Portfolio Managers”:

Portfolio Managers

Portfolio Manager	Small Cap Fund
Samuel Lieber	*
Stephen Lieber	*
Sarah Hunt	*

*	Co-Portfolio Manager

Samuel A. Lieber
(International Fund, Emerging Markets Fund and Small Cap Fund)
Mr. Samuel Lieber founded the Adviser (formerly, Alpine Management & Research, LLC) with his father, Stephen A. Lieber, and is its Chief Executive Officer. He currently serves as portfolio manager of the International Fund and as co-portfolio manager of the Emerging Markets Fund and the Small Cap Fund. He also currently serves as the co-portfolio manager for Alpine Global Premier Properties Fund, a closed-end fund for which the Adviser serves as investment adviser, and Alpine Woods Growth Values, L.P., and Alpine Woods Global Value Financial Equities L.P., unregistered funds for which the Adviser serves as investment adviser. Mr. Lieber is the Chairman of the Board of Trustees and President of the Trusts. Mr. Lieber received his Bachelor’s degree (with high honors) from Wesleyan University and attended the New York University Graduate School of Business and New York University’s Real Estate Institute.

Stephen A. Lieber
(Small Cap Fund)
Stephen Lieber is a founding partner of Alpine Woods Capital Investors, LLC. He also serves as Chairman and Senior Portfolio Manager of Saxon Woods Advisors, LLC, and as co-managing member of the General Partner of Alpine Woods Growth Values, L.P., and Alpine Woods Growth Values Financial Equities, L.P. and co-Portfolio Manager of Alpine Small Cap Fund, Alpine Woods Growth Values, L.P. and Alpine Woods Growth Values Financial Equities, L.P. In 1969 Mr. Lieber was a founding partner of Lieber & Company (the parent firm of Evergreen Asset Management Corp., the investment adviser to the Evergreen Funds.) He served as Senior Partner until its 1994 acquisition by First Union Corp., continuing as Chairman, Co-Chief Executive and Portfolio Manager until 1999. Mr. Lieber received his bachelor's degree with honors from Williams College, and attended Harvard University's Graduate School of Arts and Sciences. He received an honorary doctorate degree from Williams College and served on that institution's Finance Committee

Sarah Hunt
(Dividend Fund and Small Cap Fund)

Ms. Sarah Hunt joined the Adviser in 2007 after ten years at Capital Management Associates, Inc., where she was a Senior Vice President of Equity Research. She is currently co-portfolio manager of the Small Cap Fund and an associate portfolio manager of the Dynamic Dividend Fund. Ms. Hunt earned her bachelor’s degree from Wesleyan University, and an MBA degree from Fordham University.

The following language replaces the applicable disclosure of the section of the Statement of Additional Information titled “Portfolio Managers”:

Portfolio Manager	Small Cap Fund
Samuel Lieber	*
Stephen Lieber	*
Sarah Hunt	*

*	Co-Portfolio Manager

Small Cap Fund

Samuel A. Lieber			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($ in millions)	Number of Accounts	Total Assets ($ in millions)
Registered Investment Companies	3	728.4	0	0
Other Pooled Investments(1)	2	219.2	0	0
Other Accounts	0	0	0	0

(1)	There is a fixed advisory fee for these accounts. Under certain circumstances an incentive fee can be earned by an affiliate of the Adviser.

Stephen A. Lieber			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($ in millions)	Number of Accounts	Total Assets ($ in millions)
Registered Investment Companies	0	0	0	0
Other Pooled Investments(1)	2	219.2	0	0
Other Accounts	0	0	0	0

(1)	There is a fixed advisory fee for these accounts. Under certain circumstances an incentive fee can be earned by an affiliate of the Adviser.

Sarah Hunt			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($ in millions)	Number of Accounts	Total Assets ($ in millions)
Registered Investment Companies	1	161.7	0	0
Other Pooled Investments(1)	0	0	0	0
Other Accounts	0	0	0	0

(1)	There is a fixed advisory fee for these accounts. Under certain circumstances an incentive fee can be earned by an affiliate of the Adviser.

Portfolio Manager	Small Cap
Samuel Lieber	A
Stephen Lieber	G
Sarah Hunt	B

Please retain this Supplement for future reference.